October 5, 2021

U.S. Securities and Exchange Commission	via electronic filing
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Chester Funds Registration Statement on Form N-14

Commissioners:
On behalf of Vanguard Target Retirement Income Fund (the “Target Retirement Income Fund”), a series of Vanguard Chester Funds (the “Trust”), we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”). The Registration Statement is being filed to register Investor Shares of the Target Retirement Income Fund that would be issued to shareholders of Vanguard Institutional Target Retirement Income Fund (the “Institutional Target Retirement Income Fund”), a series of the Trust. The Registration Statement is related to the reorganization of the Institutional Target Retirement Income Fund into the Target Retirement Income Fund.
It is proposed that the Registration Statement will become effective on November 4, 2021, pursuant to Rule 488 under the 1933 Act. A definitive information statement/prospectus will be filed and mailed to the Institutional Target Retirement Income Fund shareholders thereafter.
If you have any questions or comments, please contact me at 610-669-9296 or anthony_coletta@vanguard.com. Thank you for your time and consideration.

Sincerely,

/s/ Anthony Coletta

Anthony Coletta
Associate Counsel
Office of the General Counsel

Enclosures
cc:	Lisa N. Larkin U.S. Securities and Exchange Commission